Contributed Equity - Schedule of Movements in Shares on Issue (Details) (20-F) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Balance at the beginning of the financial year	2,938,134,143	2,435,282,724	2,435,282,724
Shares issued during the year (in shares)		502,851,419
Balance at the end of the financial year		2,938,134,143	2,435,282,724
Share capital	$ 125,498,824	$ 122,372,662	$ 122,382,625
Shares issued during the year		3,557,509
Less: transaction costs arising on share issue		(431,347)	(9,963)
Share capital	$ 127,807,987	$ 125,498,824	$ 122,372,662